UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Argonaut Capital Management Corp.

Address:    546 Fifth Avenue
            17th Floor
            New York, New York 10036

13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:         Argonaut Capital Management Corp.
Name:       Brian Kessler
Title:      Chief Financial Officer and Chief Compliance Officer
Phone:      212-752-6988

Signature, Place and Date of Signing:


/s/ Brian Kessler                    New York, NY             February 11, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total: 344,405
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number      Name
---   --------------------      ----
1.    028-                      Argonaut Management, L.P.

2.    028-                      Argonaut Global Macro Fund Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2010
COLUMN 1                         COLUMN  2    COLUMN 3  COLUMN 4    COLUMN 5        COLUMN 6       COLUMN 7        COLUMN 8

                                                         VALUE   SHRS OR SH/ PUT/  INVESTMENT       OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (x1000) PRN AMT PRN CALL  DISCRETION       MNGRS  SOLE      SHARED NONE
--------------                --------------  -----      ------- ------- --- ----  ----------       -----  ----      ------ ----
ALTRIA GROUP INC                   COM        02209S103     689    28,000 SH        SHARED-DEFINED    1      28,000  0       0
ALTRIA GROUP INC                   COM        02209S103     556    22,590 SH            SOLE         NONE    22,590  0       0
APPLE INC                          COM        037833100   3,889    12,056 SH        SHARED-DEFINED    1      12,056  0       0
APPLE INC                          COM        037833100   3,948    12,240 SH            SOLE         NONE    12,240  0       0
BROADCOM CORP                     CL A        111320107     516    11,852 SH        SHARED-DEFINED    1      11,852  0       0
BROADCOM CORP                     CL A        111320107     367     8,438 SH            SOLE         NONE     8,438  0       0
CARBO CERAMICS INC                 COM        140781105     808     7,803 SH        SHARED-DEFINED    1       7,803  0       0
CARBO CERAMICS INC                 COM        140781105     574     5,547 SH            SOLE         NONE     5,547  0       0
CENTURY ALUM CO                    COM        156431108     808    52,022 SH        SHARED-DEFINED    1      52,022  0       0
CENTURY ALUM CO                    COM        156431108     574    36,978 SH            SOLE         NONE    36,978  0       0
CITRIX SYS INC                     COM        177376100     559     8,178 SH        SHARED-DEFINED    1       8,178  0       0
CITRIX SYS INC                     COM        177376100     473     6,909 SH            SOLE         NONE     6,909  0       0
FREEPORT-MCMORAN COPPER & GO       COM        35671D857   1,053     8,768 SH        SHARED-DEFINED    1       8,768  0       0
FREEPORT-MCMORAN COPPER & GO       COM        35671D857     748     6,232 SH            SOLE         NONE     6,232  0       0
GENERAL DYNAMICS CORP              COM        369550108     514     7,248 SH        SHARED-DEFINED    1       7,248  0       0
GENERAL DYNAMICS CORP              COM        369550108     366     5,152 SH            SOLE         NONE     5,152  0       0
GENERAL MTRS CO                    COM        37045V100   1,509    40,926 SH        SHARED-DEFINED    1      40,926  0       0
GENERAL MTRS CO                    COM        37045V100   1,072    29,074 SH            SOLE         NONE    29,074  0       0
GOOGLE INC                        CL A        38259P508     520       876 SH        SHARED-DEFINED    1         876  0       0
GOOGLE INC                        CL A        38259P508     371       624 SH            SOLE         NONE       624  0       0
HARMAN INTL INDS INC               COM        413086109     406     8,768 SH        SHARED-DEFINED    1       8,768  0       0
HARMAN INTL INDS INC               COM        413086109     289     6,232 SH            SOLE         NONE     6,232  0       0
HELMERICH & PAYNE INC              COM        423452101     567    11,690 SH        SHARED-DEFINED    1      11,690  0       0
HELMERICH & PAYNE INC              COM        423452101     403     8,310 SH            SOLE         NONE     8,310  0       0
MACQUARIE INFRASTR CO LLC    MEMBERSHIP INT   55608B105     624    29,462 SH        SHARED-DEFINED    1      29,462  0       0
MACQUARIE INFRASTR CO LLC    MEMBERSHIP INT   55608B105     447    21,138 SH            SOLE         NONE    21,138  0       0
OIL SVC HOLDRS TR             DEPOSTRY RCPT   678002106   3,619    25,754 SH        SHARED-DEFINED    1      25,754  0       0
OIL SVC HOLDRS TR             DEPOSTRY RCPT   678002106  10,266    73,055 SH        SHARED-DEFINED   1,2     73,055  0       0
OIL SVC HOLDRS TR             DEPOSTRY RCPT   678002106   5,508    39,191 SH            SOLE         NONE    39,191  0       0
PHILIP MORRIS INTL INC             COM        718172109   1,827    31,210 SH        SHARED-DEFINED    1      31,210  0       0
PHILIP MORRIS INTL INC             COM        718172109   1,322    22,590 SH            SOLE         NONE    22,590  0       0
POLO RALPH LAUREN CORP            CL A        731572103   1,375    12,400 SH        SHARED-DEFINED    1      12,400  0       0
POLO RALPH LAUREN CORP            CL A        731572103     987     8,900 SH            SOLE         NONE     8,900  0       0
QUALCOMM INC                       COM        747525103     434     8,767 SH        SHARED-DEFINED    1       8,767  0       0
QUALCOMM INC                       COM        747525103     308     6,233 SH            SOLE         NONE     6,233  0       0
RESEARCH IN MOTION LTD             COM        760975102     680    11,690 SH        SHARED-DEFINED    1      11,690  0       0
RESEARCH IN MOTION LTD             COM        760975102     483     8,310 SH            SOLE         NONE     8,310  0       0
SEABRIDGE GOLD INC                 COM        811916105     825    26,900 SH        SHARED-DEFINED    1      26,900  0       0
SEABRIDGE GOLD INC                 COM        811916105     586    19,100 SH            SOLE         NONE    19,100  0       0
SPDR S&P 500 ETF TR              TR UNIT      78462F103  23,074   183,492 SH        SHARED-DEFINED    1     183,492  0       0
SPDR S&P 500 ETF TR              TR UNIT      78462F103  10,362       824 SH  PUT   SHARED-DEFINED    1         824  0       0
SPDR S&P 500 ETF TR              TR UNIT      78462F103  91,782   729,879 SH        SHARED-DEFINED   1,2    617,604  0       0
SPDR S&P 500 ETF TR              TR UNIT      78462F103  29,249     2,326 SH  PUT   SHARED-DEFINED   1,2      2,326  0       0
SPDR S&P 500 ETF TR              TR UNIT      78462F103  42,759   340,029 SH            SOLE         NONE   340,029  0       0
SPDR S&P 500 ETF TR              TR UNIT      78462F103  15,719     1,250 SH  PUT       SOLE         NONE     1,250  0       0
SPDR SERIES TRUST            S&P METALS MNG   78464A755  12,798   186,071 SH        SHARED-DEFINED    1     186,071  0       0
SPDR SERIES TRUST            S&P METALS MNG   78464A755  42,479   617,604 SH        SHARED-DEFINED   1,2    729,879  0       0
SPDR SERIES TRUST            S&P METALS MNG   78464A755  20,581   299,225 SH            SOLE         NONE   299,225  0       0
TERNIUM SA                      SPON ADR      880890108     658    15,525 SH            SOLE         NONE    15,525  0       0
TEXTRON INC                        COM        883203101     907    38,375 SH        SHARED-DEFINED    1      38,375  0       0
TEXTRON INC                        COM        883203101     653    27,625 SH            SOLE         NONE    27,625  0       0
TITAN INTL INC ILL                 COM        88830M102   1,265    64,764 SH        SHARED-DEFINED    1      64,764  0       0
TITAN INTL INC ILL                 COM        88830M102   1,247    63,820 SH            SOLE         NONE    63,820  0       0

SK 03743 0003 1169895